Common Shares Common Shares Narrative (Details) - Scorpio Services Holding Limited - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock to be issued for Newbuilding Program	12,946	51,679
Stock Issued During Period, Shares, Issued for Services	100,000.0